EVERGREEN MARKET INDEX VALUE FUND
Semiannual Report
as of November 30, 2002

January 2003

Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen Market Index Value Fund, which covers the six-week period ended November 30, 2002.

Market analysis

After plummeting for much of 2002, the equity markets regained significant upward momentum for the six-week period ended November 30. Stocks had faced a huge challenge in early October, having exceeded the five-year lows achieved in July. History suggested that it was crunch time for the stock market. “Double-bottoms” typically result with extremes on the upside or the downside; flat performance is a rare phenomenon after such events. Few investors appeared willing to stomach further losses.

Fortunately, equities rallied handsomely after this critical juncture. Optimism about the prospects for recovery in 2003 became prevalent and war with Iraq was no longer an imminent threat. Economic data remained mixed, however, as growth in some areas was offset by weakness in others. The Federal Reserve Board responded with a larger than expected rate cut, encouraging both Wall Street and Main Street.

Corporate earnings also attracted investors once again to the equity markets. Operating earnings for companies in the Standard & Poor’s 500 Index rose 7% for the third quarter. While lower than original forecasts, the growth in profitability represented a better-than-feared profit picture. In addition, fourth quarter earnings had the benefit of easy year-over-year comparisons, potentially building a stronger earnings per share base heading into 2003.

The election results in early November also appeared favorable for equity investors. Optimism swirled regarding fiscal incentives for corporate spending and dividend tax relief for individual investors. President Bush also made changes to his economic team, indicating the administration’s zeal for fiscal improvements from the next Congress.

Looking ahead, we believe the economy is positioned for moderate growth in the range of 3% through next year. The slow-growth recovery, major cost cutting, and low inflation could potentially enable earnings to approach historical annual trend growth rates of approximately 7%. We believe the potential for better fiscal policy on the heels of adroit monetary policy should further encourage equity investors. While the uncertain geopolitical situation should continue to provide a ceiling for investor optimism, we believe the strengthening fundamentals may offer investors attractive opportunities heading into 2003.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

*

A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

E V E R G R E E N
Market Index Value Fund
Fund at a Glance as of November 30, 2002

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date:
10/15/2002	Class I
Class Inception Date	10/15/2002
Cumulative Return
Since portfolio inception	6.10%

(1)

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

“Russell 1000 Growth Index” and “Russell 1000 Value Index” are trademarks and service marks of Frank Russell Company (FRC) and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of November 30, 2002, and subject to change.

E V E R G R E E N
Market Index Value Fund
Portfolio Manager Interview

How did the fund perform?

The fund’s Class I shares had a total return of 6.10% for the six-week period ended November 30, 2002. For the one-month period ended November 30, 2002, the fund’s Class I shares returned 6.21%, the Russell 1000 Value Index (Russell 1000 Value) returned 6.30%, and the median return of funds in the Lipper Large-Cap Value Classification was 5.93%.* Lipper Inc. is an independent monitor of mutual fund performance.

The fund’s inception date was October 15, 2002, with a fiscal year end date of May 31. Although November 30 is the end of the semiannual reporting period, we will only report information for the six weeks the fund has been in operation.

*

Performance information for the fund’s benchmark and Lipper peer group is only available for monthly periods and is not available for a six-week period.

What is the fund’s strategy?

The fund’s objective is to provide exposure to the Russell 1000 Value with limited deviation. Fund management uses an investment process designed to control trading and implementation costs and reduce tracking error. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the continually changing constituents of the index.

PORTFOLIO CHARACTERISTICS (as of 11/30/2002)
Total Net Assets	$516,461,790
Number of Holdings	752
P/E Ratio	16.2	x

What was the investment environment like for the period?

During October and November, the economy appeared to make a moderate recovery. The Dow Jones Industrial Average maintained its two-month winning streak through November; however, equity markets remained volatile. Gross domestic product (GDP) grew steadily at about 3% while the unemployment rate held stable in the range of 5.5% to 6%. Although these numbers were not particularly impressive, they are not terrible considering the factors shadowing the economy. Throughout the period, geopolitical uncertainty, corporate accounting scandals and sluggish growth worldwide continued to dampen the possibility of a recovery.

Uncertainty about the strength and timing of an economic recovery kept interest rates low throughout 2002. Despite the fact that interest rates were already near historic lows, the Federal Reserve Board saw further signs of a slowdown and aggressively lowered the federal funds rate by 50 basis points in early November to a 44-year low of 1.25%. In the past, low interest rates have kept the housing sector robust and propelled consumer spending. As people buy new homes they typically buy other products which further stimulates the economy. Consumer spending, which has kept the economy afloat throughout the recent slowdown, decreased during the summer compared to earlier in the year, but picked up in October as retail sales exceeded expectations. In addition, consumer confidence rose in October despite worries about unemployment, the economy and political tension in the Middle East. While these figures are encouraging, confidence for both individuals and corporations will need to improve further before we see sustained increases in spending levels.

E V E R G R E E N
Market Index Value Fund
Portfolio Manager Interview

What were your principal strategies in this environment, and how did they affect performance?

We kept to our long-term discipline and maintained a portfolio that was broadly diversified. Sector weightings were consistent with the overall market.

TOP 5 SECTORS (as a percentage of 11/30/2002 net assets)
Financials	33.3%
Consumer Discretionary	12.2%
Energy	9.9%
Industrials	8.6%
Telecommunication Services	7.6%

What types of investments contributed positively to performance?

Both the technology and telecommunications sectors had huge rallies. Technology was up 32% and telecommunications was up 20%. Both sectors had sharp rallies coming off very beaten down stock prices. We saw especially good performance from Verizon and FCC Communications in the telecommunications sector, and from IBM and Hewlett-Packard in the technology sector. We believe that the interest rate declines have given investors reason to believe the Fed is on their side as it pumps liquidity into the system, and that stimulates the notion that there are better days to come, thus driving stock prices in these sectors up. The financial sector represents the largest weighting in the index—approximately a third of the index—and it returned 6.4% for the six weeks.

What types of investments detracted from the fund’s performance?

Energy stocks, which represent 10% of the index, fell by 4% as a result of lower oil prices. Chevron, a global energy company engaged in all aspects of the oil and gas industry including exploration and production, was off by 9.8%. Occidental Petroleum, which is involved in the exploration, development, production and marketing of crude oil and natural gas, was down 7.8%.

TOP 10 HOLDINGS (as a percentage of 11/30/2002 net assets)
Exxon Mobil Corp.	5.4%
Citigroup, Inc.	3.8%
Verizon Communications, Inc.	2.6%
Bank Of America Corp.	2.5%
SBC Communications, Inc.	2.2%
American International Group, Inc.	1.9%
International Business Machines Corp.	1.8%
Wells Fargo & Co.	1.6%
ChevronTexaco Corp.	1.6%
Merck & Co., Inc.	1.3%

E V E R G R E E N
Market Index Value Fund
Portfolio Manager Interview

What is your outlook for the next six months?

The equity markets were extremely volatile over the last year and it appears that more time is required for investor and corporate confidence to increase to a level that would propel additional spending. We will need to see rebounding profits before capital expenditures in the industrial sector increase. Most corporations are hesitant at this point to embark on aggressive hiring or spending plans given the continued economic uncertainty. However, we expect many companies have turned the corner, and now have earnings prospects that, even if not stellar, will translate into delivered earnings growth commensurate with a moderate growth economy.

In general, we believe the downside is limited at current market levels, but we are cautious about upside potential due to uncertainty regarding the economy and the outlook for corporate earnings and spending. Despite reasonable valuations and an environment of low interest rates and inflation, it is hard to make the case that corporate earnings will rebound significantly in the near future. Consumer spending, which has been the engine driving economic growth in the past, seems an unlikely catalyst for accelerated growth from these levels.

Going forward, we expect accounting standards to be more stringent and corporate management to be more accountable for financial reporting. Over time, this, combined with increased public awareness, should help reduce investor fears and attract cash that has been sitting on the sidelines back into the equity market. Beyond reporting integrity, however, investors also will need to see bona fide improvement in earnings as evidence that a sustainable return to growth is underway before they reenter the equity market and help propel it forward. In this environment, we believe the fund provides a potentially effective way to gain broad exposure to the U.S. equity market as it is managed to replicate the Russell 1000 Value and we believe it remains a solid long-term investment.

EVERGREEN MARKET INDEX VALUE FUND

Financial Highlights
(For a share outstanding throughout the period)

	Period Ended November 30, 2002 (unaudited) (a)

CLASS I
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.02
Net realized and unrealized gains on securities	0.59

Total from investment operations	0.61

Net asset value, end of period	$10.61

Total return	6.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$516,462
Ratios to average net assets
Expenses ‡	0.02	%†
Net investment income	3.05	%†
Portfolio turnover rate	3%

(a)

For the period from October 15, 2002 (commencement of class operations), to November 30, 2002.

‡

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†

Annualized

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments
November 30, 2002 (unaudited)

	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	3,100	$74,338
Arvinmeritor, Inc.	7,399	121,862
Autoliv, Inc.	11,510	253,911
Borg-Warner Automotive, Inc.	3,117	160,588
Cooper Tire & Rubber Co.	7,542	119,918
Dana Corp.	17,450	235,575
Delphi Automotive Systems Corp.	65,851	559,733
Eaton Corp.	8,245	625,548
Goodyear Tire & Rubber Co.	16,724	137,806
Johnson Controls, Inc. *	10,407	862,636
Lear Corp. *	7,664	281,192
O’Reilly Automotive, Inc. *	637	17,683
Sonic Automotive, Inc. *	1,102	19,461
TRW, Inc.	12,407	641,318
Visteon Corp.	15,361	123,656

		4,235,225

Automobiles 1.1%
Carmax, Inc. *	4,027	79,332
Ford Motor Co.	212,949	2,423,360
General Motors Corp.	65,888	2,615,753
General Motors Corp., Class H	49,382	576,782

		5,695,227

Distributors 0.1%
Avnet, Inc.	13,255	187,558
IKON Office Solutions, Inc.	16,908	128,839

		316,397

Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc. *	931	27,744
CBRL Group, Inc.	5,203	141,834
Extended Stay America, Inc. *	6,566	91,858
GTECH Holdings Corp. *	2,321	53,360
Harrah’s Entertainment, Inc. *	697	27,880
Hilton Hotels Corp.	31,082	425,513
International Speedway Corp., Class A	1,636	62,593
Mandalay Resort Group *	4,268	118,096
Marriott International, Inc., Class A	10,541	376,841
McDonald’s Corp.	149,425	2,764,362
MGM Grand, Inc. *	7,545	255,398
Outback Steakhouse, Inc. *	3,384	120,132
Park Place Entertainment Corp. *	31,901	264,140
Six Flags, Inc. *	10,130	73,240
Starwood Hotels & Resorts, Class B	13,091	331,595
Wendy’s International, Inc.	5,488	153,280
Yum! Brands, Inc. *	6,999	167,346

		5,455,212

Household Durables 0.7%
Black & Decker Corp.	481	20,668

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Centex Corp.	7,190	361,873
Clayton Homes, Inc.	10,759	145,031
D.R. Horton, Inc.	11,240	214,796
Ethan Allen Interiors, Inc.	1,700	63,495
Furniture Brands International, Inc. *	2,025	56,700
KB Home	4,755	212,501
La-Z-Boy Chair Co.	5,531	139,105
Lancaster Colony Corp.	3,315	119,970
Leggett & Platt, Inc.	15,794	377,003
Lennar Corp.	5,853	310,326
Newell Rubbermaid, Inc.	29,755	943,829
Ryland Group, Inc.	3,197	119,951
Snap-on, Inc.	6,833	204,580
Stanley Works	2,865	102,968
Whirlpool Corp.	7,542	405,609

		3,798,405

Leisure Equipment & Products 0.4%
Brunswick Corp.	10,576	222,308
Callaway Golf Co.	6,064	81,500
Eastman Kodak Co.	34,266	1,265,101
Gamestop Corp., Class A *	707	13,150
Hasbro, Inc.	16,515	211,722
Mattel, Inc.	4,304	88,748

		1,882,529

Media 6.2%
AOL Time Warner, Inc. *	265,690	4,349,345
Belo Corp.	10,336	239,692
Cablevision Systems Corp., Class A *	15,929	269,359
Charter Communications, Inc. *	14,808	30,208
Clear Channel Communications, Inc. *	29,993	1,303,496
Comcast Corp., Class A	240,647	5,640,773
Cox Communications, Inc., Class A *	23,053	698,045
Cox Radio, Inc., Class A *	1,424	35,102
Cumulus Media, Inc., Class A *	1,788	29,681
Dow Jones & Co., Inc.	1,971	81,698
E.W. Scripps Co., Class A	328	26,004
Emmis Broadcasting Corp., Class A *	3,916	89,755
Entercom Communications Corp. *	402	21,772
Entravision Common Corp. *	5,105	55,696
Fox Entertainment Group, Inc., Class A *	8,426	224,637
Gannett Co., Inc.	31,315	2,231,194
Gemstar TV Guide International, Inc. *	13,207	49,394
Getty Images, Inc. *	587	17,534
Harte-Hanks, Inc.	1,848	35,389
Hearst-Argyle Television, Inc. *	1,977	47,942
Hispanic Broadcasting Corp. *	2,323	62,047
Knight-Ridder, Inc.	9,785	613,617
Lamar Advertising Co., Class A *	2,776	94,745
Lee Enterprises, Inc.	5,192	177,982
Liberty Media Corp., Ser. A *	304,797	3,218,656
LIN TV Corp., Class A *	806	19,666

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

McClatchy Co.,, Class A	2,155	122,943
McGraw-Hill Companies, Inc.	3,492	207,041
Meredith Corp.	4,176	182,115
Metro Goldwyn Mayer, Inc. *	2,736	38,988
New York Times Co., Class A	4,914	236,069
Radio One, Inc., Class D *	4,050	69,700
Reader’s Digest Association, Inc., Class A	8,440	143,902
Regal Entertainment Group, Class A *	1,123	25,380
Scholastic Corp. *	1,734	77,146
Ticketmaster, Class B *	1,105	28,498
TMP Worldwide, Inc. *	3,370	49,101
Tribune Co.	22,806	1,044,515
USA Networks, Inc. *	3,715	103,277
Viacom, Inc., Class B *	109,701	5,157,044
Walt Disney Co.	239,570	4,748,277
Washington Post Co., Class B	449	325,076

		32,222,501

Multi-line Retail 0.9%
Big Lots, Inc. *	6,115	77,661
Costco Wholesale Corp. *	26,239	847,520
Dillards, Inc., Class A	8,191	158,250
Federated Department Stores, Inc. *	23,623	772,000
J.C. Penney Co., Inc.	31,429	745,810
May Department Stores Co.	33,801	826,772
Neiman Marcus Group, Class A *	4,242	132,478
Saks, Inc., *	14,180	184,340
Sears, Roebuck & Co.	33,199	919,612

		4,664,443

Specialty Retail 0.6%
American Eagle Outfitters, Inc. *	677	12,944
AutoNation, Inc. *	23,338	287,991
Barnes & Noble, Inc. *	3,732	88,336
Blockbuster, Inc., Class A	2,081	45,283
Borders Group, Inc. *	8,581	157,032
Circuit City Stores, Inc.	21,548	208,585
Foot Locker, Inc. *	10,221	136,961
Limited, Inc.	30,559	519,809
Nordstrom, Inc.	11,114	222,280
Office Depot, Inc. *	36,216	641,385
Pier 1 Imports, Inc.	7,425	144,862
Rent-A-Center, Inc. *	240	11,925
Scotts Co., Class A, *	1,674	82,076
Talbots, Inc.	264	8,010
Toys ‘R’ Us, Inc. *	22,862	311,152
United Rentals, Inc. *	4,869	47,181
Zale Corp. *	2,725	97,283

		3,023,095

Textiles & Apparel 0.3%
Columbia Sportswear Co. *	80	3,533
Jones Apparel Group, Inc. *	12,940	476,192

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Liz Claiborne, Inc.	12,527	403,369
Nike, Inc., Class B	2,290	102,546
Polo Ralph Lauren Corp. *	3,602	85,475
Reebok International, Ltd. *	5,807	166,603
V.F. Corp.	9,960	377,086

		1,614,804

CONSUMER STAPLES 6.3%
Beverages 0.7%
Adolph Coors Co.	3,254	211,054
Anheuser-Busch Companies, Inc.	34,281	1,683,883
Coca-Cola Co.	35,512	1,620,768
Coca-Cola Enterprises, Inc.	1,725	36,725
Constellation Brands, Inc., Class A *	5,083	119,552
PepsiAmericas Inc.	9,953	151,584

		3,823,566

Food & Drug Retailing 0.8%
Albertsons, Inc.	44,469	1,037,907
CVS Corp.	46,032	1,237,340
Kroger Co. *	21,647	340,507
Performance Food Group Co. *	1,371	48,259
Rite Aid Corp.	28,565	66,842
Safeway, Inc. *	30,886	734,469
SuperValu, Inc.	15,693	282,160
Winn-Dixie Stores, Inc.	7,595	113,318

		3,860,802

Food Products 1.7%
Archer-Daniels Midland Co.	67,048	893,750
Campbell Soup Co.	26,423	638,116
ConAgra, Inc.	63,109	1,537,966
Dean Foods Co. *	10,572	392,750
Dole Food Co., Inc.	4,928	145,425
General Mills, Inc.	12,392	552,931
H.J. Heinz Co.	21,193	737,940
Hershey Foods Corp.	5,623	362,065
Hormel Foods Corp.	8,771	196,032
Kellogg Co.	13,941	465,211
Kraft Foods, Inc., Class A	24,330	913,835
McCormick & Co., Inc.	7,733	183,968
Sara Lee Corp.	46,070	1,074,813
Smithfield Foods, Inc. *	13,002	246,518
Tyson Foods, Inc., Class A	26,404	311,567
W.M. Wrigley Junior Co.	6,070	326,505

		8,979,392

Household Products 1.5%
American Greetings Corp., Class A	7,725	125,686
Church & Dwight, Inc.	1,734	52,228
Clorox Co.	10,014	439,014
Colgate-Palmolive Co.	7,454	383,061
Kimberly-Clark Corp.	30,227	1,521,022
Procter & Gamble Co.	62,137	5,219,508

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

		7,740,519

Personal Products 0.7%
Alberto Culver Co., Class B	3,886	192,551
Avon Products, Inc.	27,771	1,426,041
Dial Corp.	5,347	111,325
Estee Lauder Companies, Inc., Class A	3,366	91,825
Gillette Co.	50,892	1,543,045
International Flavors & Fragrances, Inc.	4,665	154,038

		3,518,825

Tobacco 0.9%
Loews Corp. - Carolina Group	3,062	56,678
Philip Morris Companies, Inc.	97,522	3,678,530
R.J. Reynolds Tobacco Holdings, Inc.	10,790	416,494
UST, Inc.	9,920	319,424

		4,471,126

ENERGY 9.9%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	2,456	80,409
Cooper Cameron Corp. *	379	19,428
Diamond Offshore Drilling, Inc.	2,304	51,702
ENSCO International, Inc.	3,127	87,493
FMC Technologies, Inc. *	5,913	113,944
Halliburton Co.	25,583	537,243
Helmerich & Payne, Inc.	5,860	160,095
Patterson UTI Energy, Inc. *	421	12,213
Pride International, Inc. *	6,504	90,926
Rowan Co., Inc.	4,654	99,130
Tidewater, Inc.	3,041	94,058
Varco International, Inc. *	3,497	57,211
Vectren Corp.	7,955	181,135

		1,584,987

Oil & Gas 9.6%
Amerada Hess Corp.	4,127	231,112
Anadarko Petroleum Corp.	15,778	744,722
Apache Corp.	16,140	869,623
Ashland, Inc.	8,150	237,736
Burlington Resources, Inc.	18,594	783,179
ChevronTexaco Corp.	125,401	8,405,629
Cimarex Energy Co. *	2,441	36,908
ConocoPhillips	79,403	3,796,257
Devon Energy Corp.	16,949	776,095
EOG Resources, Inc.	13,630	528,435
Exxon Mobil Corp.	796,716	27,725,717
Forest Oil Corp. *	1,792	47,667
Kerr-McGee Corp.	11,777	532,909
Marathon Oil Corp.	36,376	727,520
Murphy Oil Corp.	990	84,883
National Oilwell, Inc. *	3,500	76,125
Newfield Exploration Co. *	2,140	77,404
Noble Energy, Inc.	2,899	107,292

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Occidental Petroleum Corp.	44,038	1,226,458
Ocean Energy, Inc.	5,906	111,269
Pioneer Natural Resources Co. *	11,308	278,855
Pogo Producing Co.	5,783	206,164
Premcor, Inc. *	2,115	43,675
Sunoco, Inc.	7,875	233,100
Unocal Corp.	30,249	896,883
Valero Energy Corp.	11,866	379,356
XTO Energy, Inc.	12,578	301,243

		49,466,216

FINANCIALS 33.3%
Banks 14.6%
AmSouth Bancorp	42,474	809,979
Associated Banc Corp.	8,928	299,356
Astoria Financial Corp.	9,897	260,093
BancorpSouth, Inc.	9,536	186,429
Bank Hawaii Corp.	8,000	243,840
Bank of America Corp.	180,832	12,672,706
Bank of New York Co., Inc.	55,839	1,694,714
Bank One Corp.	138,005	5,449,817
BankNorth Group, Inc.	17,256	380,150
BB&T Corp.	56,299	2,138,799
Bok Financial Corp. *	1,665	54,679
Capitol Federal Financial	2,631	72,379
Charter One Financial, Inc.	27,176	817,998
Citizens Banking Corp.	5,272	136,281
City National Corp.	4,701	213,284
Colonial BancGroup, Inc.	14,114	171,626
Comerica, Inc.	20,993	993,599
Commerce Bancshares, Inc.	7,230	289,212
Compass Bancshares, Inc.	14,988	484,112
Cullen/Frost Bankers, Inc.	6,014	199,063
Doral Financial Corp.	1,729	46,596
Downey Financial Corp.	2,512	99,249
First Midwest Bancorp, Inc.	5,692	158,864
First Tennessee National Corp.	14,891	549,180
First Virginia Banks, Inc.	8,431	317,849
FirstMerit Corp.	9,981	226,469
FleetBoston Financial Corp.	122,994	3,336,827
Fulton Financial Corp.	12,117	213,501
Golden West Financial Corp.	14,734	1,019,593
Greater Bay Bancorp	4,449	79,904
Greenpoint Financial Corp.	10,001	427,043
Hibernia Corp., Class A	18,804	367,242
Hudson City Bancorp, Inc.	8,745	167,991
Hudson United Bancorp	3,798	113,978
Huntington Bancshares, Inc.	29,040	568,313
Independence Community Bank Corp.	6,080	154,858
KeyCorp	50,031	1,305,309
M&T Bank Corp.	9,277	748,468
Marshall & Ilsley Corp.	26,211	744,917
Mellon Financial Corp.	26,676	801,614

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Mercantile Bankshares Corp.	8,211	321,707
National City Corp.	71,532	1,988,590
New York Community Bancorp, Inc.	8,429	235,000
North Fork Bancorp, Inc.	14,396	501,125
Northern Trust Corp.	11,718	453,487
Old National Bancorp	7,188	170,715
Park National Corp.	1,420	138,024
Peoples Bank	2,906	73,900
PNC Financial Services Group	33,260	1,403,572
Popular, Inc.	16,041	539,459
Provident Financial Group, Inc.	2,475	69,325
Regions Financial Corp.	26,939	935,861
Roslyn Bancorp, Inc.	8,639	159,821
Silicon Valley Bancshares	4,881	94,691
SouthTrust Corp.	40,721	1,064,447
Sovereign Bancorp, Inc.	30,589	422,740
Suntrust Banks, Inc.	29,247	1,715,629
TCF Financial Corp.	3,601	153,583
Trustmark Corp.	5,112	117,423
U.S. Bancorp	224,577	4,918,236
Union Planters Corp.	23,806	702,277
UnionBancal Corp.	5,969	260,069
Valley National Bancorp	11,149	305,706
Wachovia Corp. [o]	160,780	5,651,417
Washington Federal, Inc.	7,461	180,929
Washington Mutual, Inc.	114,451	4,117,947
Webster Financial Corp.	5,743	187,222
Wells Fargo & Co.	183,075	8,459,896
Westamerica Bancorp	3,012	123,763
Whitney Holding Corp.	4,675	157,547
Wilmington Trust Corp.	7,709	243,604
Zions Bancorp	10,779	443,556

		75,327,149

Diversified Financials 10.3%
A.G. Edwards, Inc.	9,468	341,984
Affiliated Managers Group, Inc. *	505	27,528
Allied Capital Corp.	2,418	53,559
American Express Co.	52,106	2,028,487
AmeriCredit Corp. *	4,003	33,305
Bear Stearns Companies, Inc.	11,084	709,376
Catellus Development Corp. *	2,134	38,967
Citigroup, Inc.	500,833	19,472,387
Countrywide Credit Industries, Inc.	12,165	599,734
E*Trade Group, Inc. *	17,660	100,309
FNB Corp.	5,139	144,771
Fortune Brands, Inc.	17,638	860,205
Franklin Resources, Inc.	19,994	738,778
Freddie Mac	5,706	328,894
GATX Corp.	4,869	117,489
Goldman Sachs Group, Inc.	28,333	2,234,624
Household International, Inc.	44,612	1,280,364
IndyMac Bancorp, Inc. *	6,725	122,059

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Instinet Group, Inc. *	6,458	22,603
Interactive Data Corp. *	4,053	63,348
J.P. Morgan Chase & Co.	233,889	5,886,986
Labranche & Co., Inc. *	4,899	148,685
Legg Mason, Inc.	3,223	166,565
Lehman Brothers Holdings, Inc.	28,663	1,759,908
Leucadia National Corp.	4,231	167,336
Merrill Lynch & Co., Inc.	100,852	4,387,062
Morgan Stanley Dean Witter & Co.	129,412	5,854,599
National Commerce Financial Corp.	24,232	604,104
Neuberger-Berman, Inc.	446	15,079
Principal Financial Group *	36,119	1,047,451
Providian Financial Corp.	18,701	113,702
Prudential Financial, Inc. *	68,901	2,072,542
Raymond James Financial, Inc.	4,568	146,176
Sky Financial Group Inc.	8,783	167,755
State Street Corp.	12,340	555,300
Stilwell Financial, Inc.	23,112	340,209
Student Loan Corp.	470	46,835
T. Rowe Price Group, Inc.	8,273	251,416
Wesco Financial Corp.	167	50,434

		53,100,915

Insurance 6.4%
21St. Century Insurance Group	3,750	52,500
AFLAC, Inc.	31,459	970,510
Alleghany Corp.	662	122,470
Allmerica Financial Corp.	6,226	68,424
Allstate Corp.	83,339	3,252,721
AMBAC Financial Group, Inc.	9,205	575,405
American Financial Group Inc.	3,542	84,122
American International Group, Inc.	151,805	9,890,096
American National Insurance Co.	1,210	107,061
Amerus Group Co. *	4,749	152,205
Aon Corp.	27,986	510,465
Archstone Smith Trust	20,672	477,523
Berkley, (W.R.) Corp.	4,432	175,064
Chubb Corp.	19,008	1,113,869
Cincinnati Financial Corp.	16,180	622,930
CNA Financial Corp. *	2,941	72,878
Erie Indemnity Co.	2,698	104,925
Fidelity National Financial, Inc.	11,230	363,290
First American Financial Corp.	8,393	171,973
Hartford Financial Services Group, Inc.	29,060	1,425,684
HCC Insurance Holdings, Inc.	6,239	145,493
Jefferson Pilot Corp.	17,643	673,080
John Hancock Financial Services, Inc.	34,585	1,057,263
Lincoln National Corp.	21,965	771,850
Loew’s Corp.	15,741	637,196
Markel Corp. *	912	181,488
Marsh & McLennan Co.	3,538	166,994
MBIA, Inc.	17,349	789,032
Mercury General Corp.	3,035	119,882

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

MetLife, Inc.	34,881	936,206
MGIC Investment Corp.	10,701	499,416
MONY Group, Inc.	5,288	124,850
Nationwide Financial Services, Inc., Class A	2,256	66,665
Old Republic International Corp.	14,023	419,568
Phoenix Companies, Inc. *	11,772	97,119
PMI Group, Inc.	10,585	344,965
Progressive Corp.	9,223	522,391
Protective Life Corp.	8,064	238,130
Radian Group, Inc.	10,552	431,577
Reinsurance Group America, Inc.	2,010	55,074
SAFECO Corp.	15,010	543,212
St. Paul Companies, Inc.	26,306	979,635
Stancorp Financial Group, Inc.	3,485	184,600
Torchmark Corp.	14,262	529,691
Transatlantic Holdings, Inc.	2,469	171,349
Travelers Property Casualty Corp., Class B *	111,365	1,781,840
Unitrin, Inc.	5,436	167,701
UnumProvident Corp.	28,532	486,471

		33,436,853

Real Estate 2.0%
AMB Property Corp. REIT	9,831	271,827
Annaly Mortgage Management, Inc. REIT	9,735	179,903
Apartment Investment & Management Co. Class A REIT	9,594	358,528
Arden Realty Group, Inc. REIT	6,795	151,393
Avalonbay Communities, Inc. REIT	7,019	277,952
Boston Properties, Inc. REIT	7,806	289,368
Bre Properties, Inc. REIT	5,393	165,889
Camden Property Trust REIT	4,226	143,642
CarrAmerica Realty Corp., REIT	6,224	157,592
Centerpoint Properties Trust REIT	2,702	154,500
Cousins Properties, Inc.	4,241	101,996
Crescent Real Estate Equities, Inc., REIT	9,552	159,041
Developers Diversified Realty REIT	6,417	141,366
Duke Weeks Realty Corp. REIT	15,774	394,350
Equity Office Properties Trust REIT	48,958	1,258,710
Equity Residential Properties Trust REIT	32,250	842,370
First Industrial Realty Trust, Inc. REIT	4,626	124,948
Forest City Enterprises, Inc.	2,598	82,383
General Growth Properties, Inc. REIT	7,300	360,620
Health Care Property Invs, Inc. REIT	6,720	292,925
Highwoods Properties, Inc. REIT	6,214	126,766
Hospitality Properties Trust REIT	7,345	250,464
Host Marriott Corp. REIT	27,611	252,641
Istar Financial, Inc. REIT	5,329	146,281
Kimco Realty Corp. REIT	10,766	337,514
Liberty Property Trust REIT	8,787	276,351
Mack-Cali Realty Corp. REIT	5,030	150,900
New Plan Excel Realty Trust, Inc. REIT	11,132	210,617
Prologis Trust REIT	18,854	463,431
Public Storage, Inc. REIT	11,661	362,774
Reckson Association Realty Corp. REIT	6,273	127,656

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Regency Centers Corp. REIT	2,800	86,520
Rouse Co. REIT	7,393	220,311
Simon Property Group, Inc. REIT	15,313	516,354
Trizec Pptys, Inc. REIT	10,562	104,564
United Dominion Realty Trust, Inc. REIT	12,603	195,599
Vornado Realty Trust REIT	8,444	315,468
Weingarten Realty Investors REIT	5,361	199,536

		10,253,050

HEALTH CARE 3.8%
Biotechnology 0.1%
Genentech, Inc. *	2,463	81,279
Genzyme Corp. *	3,241	106,305
Human Genome Sciences, Inc. *	7,074	75,409
ICOS Corp. *	6,088	193,233
Invitrogen Corp. *	3,507	98,056
Millennium Pharmaceuticals, Inc. *	14,303	143,173
Ribapharm, Inc. *	615	3,721
Vertex Pharmaceuticals, Inc. *	8,451	157,019

		858,195

Health Care Equipment & Supplies 0.4%
Advanced Medical Optics, Inc. *	782	8,758
Apogent Technology, Inc. *	5,481	109,949
Applera Corp.	1,497	32,724
Bausch & Lomb, Inc.	5,863	221,270
Becton Dickinson & Co.	26,003	771,509
C.R. Bard, Inc.	6,177	342,824
Edwards Lifesciences Corp. *	2,127	55,983
Henry Schein, Inc. *	1,581	67,287
Hillenbrand Industries, Inc.	6,064	292,345
Steris Corp. *	416	9,456

		1,912,105

Health Care Providers & Services 0.6%
Aetna, Inc.	17,139	646,997
AmerisourceBergen Corp.	2,809	162,978
Anthem, Inc. *	3,111	184,327
CIGNA Corp.	15,189	661,177
Community Health Systems *	1,702	34,976
Coventry Health Care, Inc. *	2,332	67,045
Health Net, Inc., Class A *	10,309	266,075
HealthSouth Corp. *	42,937	174,754
Humana, Inc. *	19,875	206,899
Manor Care, Inc. *	6,915	134,704
McKesson Corp.	4,924	127,630
Omnicare, Inc.	4,274	92,276
Orthodontic Centers of America, Inc. *	316	4,080
Quintiles Transnational Corp. *	6,972	81,921
Renal Care Group, Inc. *	1,473	46,134
Triad Hospitals, Inc. *	4,073	122,801

		3,014,774

Pharmaceuticals 2.7%

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Bristol-Myers Squibb Co.	143,138	3,793,157
Eli Lilly & Co.	11,542	788,319
ICN Pharmaceuticals, Inc.	7,154	84,060
Medicis Pharmaceutical Corp., Class A *	737	34,086
Merck & Co., Inc.	112,028	6,655,583
Mylan Laboratories, Inc.	975	32,887
Schering-Plough Corp.	103,338	2,341,639
Sicor, Inc. *	932	14,698
Watson Pharmaceuticals, Inc. *	7,458	223,665

		13,968,094

INDUSTRIALS 8.6%
Aerospace & Defense 2.3%
B.F. Goodrich Corp.	11,306	208,030
Boeing Co.	33,972	1,155,048
General Dynamics Corp.	16,228	1,321,771
Honeywell International, Inc.	87,596	2,266,108
Lockheed Martin Corp.	34,359	1,793,540
Northrop Grumman Corp.	11,420	1,106,712
Raytheon Co.	46,770	1,364,281
Rockwell Collins, Inc.	19,367	414,454
United Technologies Corp.	35,045	2,189,261

		11,819,205

Air Freight & Couriers 0.4%
CNF Transportation, Inc.	5,264	165,184
FedEx Corp.	35,043	1,842,211

		2,007,395

Airlines 0.3%
AMR Corp. *	18,219	141,015
Continental Airlines, Inc., Class B *	7,477	70,284
Delta Air Lines, Inc.	14,474	195,399
JetBlue Airways Corp. *	505	18,695
Northwest Airlines Corp. *	6,317	53,189
Skywest, Inc.	2,271	30,908
Southwest Airlines Co.	45,319	752,296

		1,261,786

Building Products 0.2%
American Standard Companies, Inc. *	1,088	81,034
Crane Co.	5,966	122,721
Masco Corp.	30,786	620,954
York International Corp.	4,627	116,045

		940,754

Commercial Services & Supplies 1.4%
Allied Waste Industries, Inc. *	2,606	27,832
Avery Dennison Corp.	3,207	206,659
Cendant Corp. *	127,726	1,606,793
Ceridian Corp. *	3,711	53,438
CheckFree Corp. *	3,656	71,621
Dun & Bradstreet Corp. *	1,761	62,110
Equifax, Inc.	1,292	31,396

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Global Payments, Inc.	255	7,352
Harsco Corp.	4,709	145,555
Hon Industries, Inc.	6,187	173,112
Manpower, Inc.	2,964	110,468
Media General, Inc.	1,488	87,241
Pitney Bowes, Inc.	11,164	394,089
Pittston Brink’s Group	6,372	120,176
Plum Creek Timber Co., Inc.	21,690	528,151
R.R. Donnelley & Sons Co.	10,411	221,442
Republic Services, Inc., Class A *	18,095	389,043
Service Master Co.	35,450	430,718
Sonoco Prods Company	11,321	288,346
Steelcase, Inc.	3,533	37,838
Valassis Communications, Inc. *	5,945	168,957
Viad Corp.	1,878	42,875
Waste Management, Inc.	54,649	1,361,853
West Corp. *	113	1,883
Xerox Corp. *	84,580	737,538

		7,306,486

Construction & Engineering 0.1%
Fluor Corp.	7,967	218,455
Jacobs Engineering Group, Inc. *	1,537	55,809
Pulte Homes, Inc.	5,771	270,891
Toll Brothers, Inc. *	5,289	110,910

		656,065

Electrical Equipment 0.7%
American Power Conversion Corp. *	16,686	268,645
Emerson Electric Co.	49,457	2,579,183
Energizer Holdings, Inc. *	9,350	276,854
Hubbell, Inc., Class B	5,743	206,403
Molex, Inc.	2,349	65,889

		3,396,974

Industrial Conglomerates 0.5%
3M Co.	12,667	1,644,810
Pentair, Inc.	5,777	206,586
Teleflex, Inc.	2,975	130,543
Textron, Inc.	13,884	598,400

		2,580,339

Machinery 1.6%
AGCO Corp. *	4,169	100,640
Caterpillar, Inc.	40,391	2,015,511
Cummins, Inc.	4,056	127,521
Deere & Co.	27,930	1,428,619
Donaldson Co., Inc.	1,476	55,232
Dover Corp.	23,815	743,028
Flowserve Corp. *	751	11,430
Illinois Tool Works, Inc.	13,571	922,692
ITT Industries, Inc.	9,731	586,585
Navistar International Corp. *	6,388	197,134
Paccar, Inc.	12,787	626,563

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Pall Corp.	12,547	239,397
Parker-Hannifin Corp.	13,825	645,489
Precision Castparts Corp.	6,094	149,790
Shaw Group, Inc. *	1,989	34,410
SPX Corp. *	5,431	256,343
Timken Co.	6,098	121,045

		8,261,429

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	44,986	1,139,495
CSX Corp.	24,942	689,646
Norfolk Southern Corp.	45,582	899,333
Ryder Systems, Inc.	6,698	154,054
Swift Transportation Co., Inc. *	3,173	59,589
Union Pacific Corp.	29,581	1,712,740

		4,654,857

Trading Companies & Distributors 0.2%
Genuine Parts Co.	20,465	650,582
MSC Industrial Direct Co., Inc., Class A *	1,089	19,308
W.W. Grainger, Inc.	9,150	492,087

		1,161,977

INFORMATION TECHNOLOGY 5.9%
Communications Equipment 0.7%
3Com Corp. *	41,874	215,651
Adaptec, Inc. *	6,242	42,071
ADC Telecommunications, Inc. *	55,316	120,036
Advanced Fibre Communications, Inc. *	4,632	84,210
Andrew Corp. *	11,520	129,600
Avaya, Inc. *	36,947	107,146
CIENA Corp. *	25,024	166,410
Comverse Technology, Inc. *	10,972	132,981
Corning, Inc.	63,178	279,878
Emulex Corp. *	1,966	47,459
Harris Corp.	3,379	90,963
Juniper Networks, Inc. *	4,637	45,164
Lucent Technologies, Inc.	402,532	704,431
Motorola, Inc.	91,231	1,038,209
PanAmSat Corp. *	1,707	32,860
Polycom, Inc. *	2,868	32,724
Scientific Atlanta, Inc.	18,396	250,186
Tellabs, Inc. *	26,542	235,427

		3,755,406

Computers & Peripherals 3.6%
Apple Computer, Inc. *	41,777	647,543
EMC Corp. *	114,924	833,199
Gateway, Inc. *	20,780	79,172
Hewlett-Packard Co.	317,769	6,190,140
International Business Machines Corp.	107,993	9,406,190
NCR Corp. *	9,716	268,162
Storage Technology Corp. *	10,163	224,501
Sun Microsystems, Inc. *	196,397	842,740

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Zebra Technologies Corp., Class A *	246	15,793

		18,507,440

Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	28,623	555,573
Arrow Electronics, Inc.	8,975	144,767
AVX Corp.	6,210	79,799
Diebold, Inc.	8,454	335,032
Ingram Micro, Inc., Class A *	6,939	97,007
Jabil Circuit, Inc. *	1,604	34,406
JDS Uniphase Corp. *	70,956	241,960
Kemet Corp. *	10,082	109,591
PerkinElmer, Inc.	7,873	67,393
Rockwell Automation, Inc.	19,182	403,781
Sanmina Corp. *	28,499	136,795
Solectron Corp. *	48,327	223,271
Symbol Technologies, Inc.	13,466	138,565
Tech Data Corp. *	4,052	124,315
Tektronix, Inc. *	8,061	158,963
Thermo Electron Corp. *	14,392	281,939
Vishay Intertechnology, Inc. *	14,514	205,083

		3,338,240

Internet Software & Services 0.1%
Real Networks, Inc. *	1,711	6,604
VeriSign, Inc. *	13,008	136,714
WebMD Corp. *	16,782	143,654

		286,972

IT Consulting & Services 0.2%
Acxiom Corp. *	2,622	40,248
Alliance Data Systems Corp. *	1,645	31,271
Computer Sciences Corp. *	17,219	600,771
Electronic Data Systems Corp.	8,834	163,782
Perot Systems Corp., Class A *	438	4,928
Titan Corp. *	911	10,786
Unisys Corp. *	31,375	351,400

		1,203,186

Semiconductor Equipment & Products 0.4%
Advanced Micro Devices, Inc. *	27,592	234,532
Agere Systems, Inc., Class B *	86,268	121,638
Amkor Technology, Inc. *	3,770	27,370
Applied Micro Circuits Corp. *	17,579	80,160
Atmel Corp. *	14,142	49,638
Broadcom Corp., Class A *	10,878	212,665
Conexant Systems, Inc. *	15,180	34,626
Cypress Semiconductor Corp. *	3,301	28,521
Fairchild Semiconductor International, Class A *	727	11,130
Integrated Device Technology, Inc. *	5,957	64,038
International Rectifier Corp. *	976	24,361
Intersil Holding Corp., Class A *	5,013	86,675
LSI Logic Corp. *	21,725	180,100
Micron Technology, Inc. *	31,562	498,995

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

MKS Instruments, Inc. *	184	3,503
National Semiconductor Corp. *	3,327	67,538
Novellus Systems, Inc. *	1,295	46,996
Teradyne, Inc. *	4,639	76,033

		1,848,519

Software 0.3%
Advent Software, Inc. *	230	3,836
Autodesk, Inc.	9,767	151,291
BMC Software, Inc. *	12,776	228,690
Citrix Systems, Inc. *	2,651	31,149
Computer Associates International, Inc.	46,951	709,430
Compuware Corp. *	21,789	118,968
I2 Technologies, Inc. *	16,282	28,819
Macromedia, Inc. *	1,431	17,530
Rational Software Corp. *	2,849	26,353
Sybase, Inc. *	5,774	76,910
Unitedglobalcom, Class A *	7,974	25,836
Veritas Software Corp. *	6,874	124,969

		1,543,781

MATERIALS 5.3%
Chemicals 3.1%
Air Products & Chemicals, Inc.	26,685	1,180,011
Albemarle Corp.	3,220	100,303
Cabot Corp.	6,332	160,390
Dow Chemical Co.	106,629	3,401,465
E.I. du Pont de Nemours & Co.	116,675	5,206,038
Eastman Chemical Co.	9,078	355,222
Engelhard Corp.	15,219	368,908
Hercules, Inc. *	9,532	89,791
IMC Global, Inc.	12,715	165,931
Lubrizol Corp.	6,032	187,957
Lyondell Chemical Co.	14,781	211,516
Monsanto Co.	30,652	539,169
OM Group, Inc.	2,936	20,816
PPG Industries, Inc.	19,823	992,736
Praxair, Inc.	19,186	1,131,974
Rohm & Haas Co.	18,397	651,070
RPM, Inc.	13,454	206,788
Sherwin-Williams Co.	15,237	439,283
Sigma-Aldrich Corp.	7,040	353,760
Valspar Corp.	4,033	188,422

		15,951,550

Construction Materials 0.1%
Lafarge North America, Inc.	3,711	119,123
Martin Marietta Materials, Inc.	5,706	179,853
Vulcan Materials Co.	10,537	397,667

		696,643

Containers & Packaging 0.4%
AptarGroup, Inc.	4,220	126,093
Ball Corp.	5,243	259,424

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Bemis Co., Inc.	5,900	305,148
Owens Illinois, Inc. *	13,056	204,979
Packaging Corp. of America *	6,945	124,315
Pactiv Corp. *	18,574	384,482
Sealed Air Corp. *	925	34,974
Smurfit Container Corp. *	20,258	295,362
Temple-Inland, Inc.	5,533	271,394

		2,006,171

Metals & Mining 0.7%
AK Steel Holding Corp. *	11,206	90,769
Alcoa, Inc.	84,739	2,165,081
Allegheny Technologies, Inc.	9,463	67,660
Iron Medium, Inc.	2,503	82,824
Newmont Mining Corp.	3,955	92,587
Nucor Corp.	9,164	460,399
Peabody Energy Corp.	2,663	72,567
Phelps Dodge Corp. *	9,785	307,445
United States Steel Corp.	11,722	169,735

		3,509,067

Paper & Forest Products 1.0%
Boise Cascade Corp.	5,940	160,855
Bowater, Inc.	6,136	266,180
Georgia-Pacific Corp.	27,039	560,518
International Paper Co.	56,730	2,226,653
MeadWestvaco Corp.	23,470	587,689
Rayonier, Inc.	3,255	150,576
Weyerhaeuser Co.	25,659	1,349,663

		5,302,134

TELECOMMUNICATION SERVICES 7.6%
Diversified Telecommunication Services 7.4%
ALLTEL Corp.	36,520	2,011,521
AT&T Corp.	89,607	2,512,580
BellSouth Corp.	220,201	6,121,588
Centurytel, Inc.	16,602	512,670
Citizens Communications Co. *	17,707	174,591
IDT Corp. *	5,835	108,823
Qwest Communications International, Inc. *	79,782	386,145
SBC Communications, Inc.	392,384	11,182,944
Sprint Corp.	104,679	1,526,220
Telephone & Data Systems, Inc.	6,129	335,869
Verizon Communications, Inc.	319,886	13,396,826

		38,269,777

Wireless Telecommunications Services 0.2%
AT&T Wireless Services, Inc. *	131,456	992,493
United States Cellular Corp., *	1,982	58,469

		1,050,962

UTILITIES 5.7%
Electric Utilities 4.9%
AES Corp. *	29,094	61,679

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Allegheny Energy, Inc.	14,741	101,566
Allete, Inc.	8,936	209,013
Alliant Corp. *	10,606	172,666
Ameren Corp.	17,849	738,056
American Electric Power Co., Inc.	37,916	1,077,573
Calpine Corp. *	28,978	128,373
Centerpoint Energy, Inc.	31,553	241,380
Cinergy Corp.	19,623	635,785
CMS Energy Corp.	14,737	146,633
Consolidated Edison, Inc.	24,969	992,518
Constellation Energy Group, Inc.	19,266	507,659
Dominion Resources, Inc.	35,892	1,828,697
DPL, Inc.	14,859	224,520
DTE Energy Co.	18,927	839,034
Duke Energy Corp.	104,420	2,061,251
Edison International *	38,267	424,381
Entergy Corp.	26,184	1,145,026
Exelon Corp.	37,821	1,898,236
FirstEnergy Corp.	32,546	1,031,057
FPL Group, Inc.	20,664	1,215,043
Great Plains Energy, Inc.	7,272	163,547
Hawaiian Electric Industries, Inc.	4,247	182,664
Idacorp, Inc.	4,416	108,280
Mirant Corp. *	39,707	83,385
NiSource, Inc.	24,374	475,049
Northeast Utilities	15,217	218,668
NSTAR	6,229	254,766
Oge Energy Corp.	9,161	150,790
Pepco Holdings, Inc.	18,016	360,861
PG&E Corp. *	45,737	631,628
Pinnacle West Capital Corp.	9,123	293,031
PPL Corp.	19,025	633,533
Progress Energy, Inc.	25,690	1,078,980
Public Service Enterprise Group, Inc.	24,221	725,177
Puget Energy, Inc.	10,256	221,119
Reliant Resources, Inc. *	34,021	79,949
Scana Corp.	12,302	370,167
Southern Co.	82,612	2,161,130
TECO Energy, Inc.	20,346	299,900
TXU Corp.	31,277	482,291
Wisconsin Energy Corp.	13,541	311,578
Xcel Energy, Inc.	46,563	500,087

		25,466,726

Gas Utilities 0.5%
El Paso Corp.	68,704	585,358
Equitable Resources, Inc.	7,441	262,444
Keyspan Corp.	16,528	583,273
Kinder Morgan, Inc.	4,172	171,261
MDU Resources Group, Inc.	8,321	204,197
National Fuel Gas Co.	8,413	174,486
NICOR, Inc.	5,197	163,757
Peoples Energy Corp.	4,165	149,898

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Sempra Energy	21,270	492,826

		2,787,500

Multi-Utilities 0.2%
Aquila, Inc.	21,165	42,753
Dynegy, Inc., Class A	31,700	37,089
Energy East Corp.	16,952	367,689
Questar Corp.	9,007	234,813
Williams Companies, Inc.	51,663	136,907

		819,251

Water Utilities 0.1%
American Water Works, Inc.	5,992	265,865
Philadelphia Suburban Corp.	6,709	134,113

		399,978

Total Common Stocks		509,014,976

MUTUAL FUND SHARES 1.1%

Ishares Trust	122,100	5,904,756

SHORT-TERM INVESTMENTS 0.1%

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	660,248	660,248

Total Investments (cost $484,658,954) 99.8%		515,579,980
Other Assets and Liabilities 0.2%		881,810

Net Assets 100.0%		$516,461,790

EVERGREEN MARKET INDEX VALUE FUND
Notes to Schedule of Investments
November 30, 2002 (unaudited)

*

Non-income producing security.

o

Investment in non-controlled affiliate.

Ø

The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

Summary of Abbreviations:

REIT            Real Estate Investment Trust

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002 (unaudited)

Assets
Identified cost of securities	$484,658,954
Net unrealized gains on securities	30,921,026

Market value of securities	515,579,980
Dividends and interest receivable	905,357
Receivable from investment advisor	5,476
Prepaid expenses and other assets	504

Total assets	516,491,317

Liabilities
Due to other related parties	4,252
Accrued expenses and other liabilities	25,275

Total liabilities	29,527

Net assets	$516,461,790

Net assets represented by
Paid-in capital	$484,722,303
Undistributed net investment income	1,032,123
Accumulated net realized losses on securities	(213,662)
Net unrealized gains on securities	30,921,026

Total net assets	$516,461,790

Shares outstanding - Class I	48,696,292

Net asset value per share	$10.61

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND

STATEMENT OF OPERATIONS
Period Ended November 30, 2002 (unaudited) (a)

Investment income
Dividends (net of foreign withholding taxes of $19)	$1,022,057
Interest	17,164

Total investment income	1,039,221

Expenses
Advisory fee	108,610
Administrative services fees	34,463
Transfer agent fee	5
Trustees’ fees and expenses	888
Printing and postage expenses	5,200
Custodian fee	1,294
Registration and filing fees	1,409
Professional fees	8,656
Other	767

Total expenses	161,292
Less: Expense reductions	(142)
Fee waivers and expense reimbursements	(154,052)

Net expenses	7,098

Net investment income	1,032,123

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(213,662)
Net change in unrealized gains or losses on securities	30,921,026

Net realized and unrealized gains or losses on securities	30,707,364

Net increase in net assets resulting from operations	$31,739,487

(a)

For the period from October 15, 2002 (commencement of operations), to November 30, 2002.

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

		Period Ended November 30, 2002 (unaudited) (a)

Operations
Net investment income		$1,032,123
Net realized losses on securities		(213,662)
Net change in unrealized gains or losses on securities		30,921,026

Net increase in net assets resulting from operations		31,739,487

Capital share transactions
	Shares
Proceeds from shares sold	48,696,292	484,722,303

Total increase in net assets		516,461,790
Net assets
Beginning of period		0

End of period		$516,461,790

Undistributed net investment income		$1,032,123

(a)

For the period from October 15, 2002 (commencement of operations), to November 30, 2002.

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

1.

ORGANIZATION

Evergreen Market Index Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.

Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c.

Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d.

Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

e.

Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (unaudited) continued

3.

ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

During the period ended November 30, 2002, the investment advisor waived its fees and reimbursed expenses in the amount of $108,610 and $45,442, respectively, which represents 0.32% and 0.13%, respectively, of the Fund’s average net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund

4.

SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $493,609,848 and $9,298,556, respectively, for the period ended November 30, 2002.

On November 30, 2002, the aggregate cost of securities for federal income tax purposes was $484,658,954. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,834,949 and $2,913,923, respectively, with a net unrealized appreciation of $30,921,026.

5.

INTERFUND LENDING

Pursuant to an exemptive order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the period ended November 30, 2002, the Fund did not participate in the interfund lending program.

6.

EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. During the period ended November 30, 2002, the Fund received expense reductions from expense offset arrangements of $142, which represents 0.00% of its average net assets on an annualized basis.

7.

DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8.

FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

Notes to Financial Statements (unaudited) continued

During the period ended November 30, 2002, the Fund had no borrowings under this agreement.

9.

CONCENTRATION OF CREDIT/RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III
Trustee
DOB: 10/23/1934
Term of office since: 1991
Other directorships: None
Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust.

K. Dun Gifford
Trustee
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None
Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director,
and Executive Vice President, The London Harness Company (leather goods purveyor); Former
Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr.
Trustee
DOB: 2/14/1939
Term of office since: 1983
Other directorships: Trustee,
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund
Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
Former Chairman of the Board and Chief Executive Officer, Carson Products Company
(manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None
Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry
Trustee
DOB: 8/2/1938
Term of office since: 1993
Other directorships: None
Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit
Trustee
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None
Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former
Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson
Trustee
DOB: 9/19/1941
Term of office since: 1982
Other directorships: None
Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications);
Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry
Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment);
Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None
Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical
Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care;
Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield
Trustee
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None
Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima
Trustee
DOB: 8/11/1939
Term of office since: 1993
Other directorships: None
Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater
Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former
Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of
Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former
Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford
Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust.

Richard K.Wagoner, CFA(2)
Trustee
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None
Principal occupations: Current Member and Former President, North Carolina Securities Traders
Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice
President and Head of Capital Management Group, First Union National Bank; Former
Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock
Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3)
President
DOB: 6/26/1960
Term of office since: 1999
President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating
Officer, Capital Management Group,Wachovia Bank, N.A.

Carol Kosel(4)
Treasurer
DOB: 12/25/1963
Term of office since: 1999
Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.;
former Senior Manager, KPMG LLP.

Michael H. Koonce(4)
Secretary
DOB: 4/20/1960
Term of office since: 2000
Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice
President and Assistant General Counsel,Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and
Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5)
Vice President and Assistant Treasurer
DOB: 6/6/1963
Term of office since: 1998
Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union
National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group,
PricewaterhouseCoopers LLP, New York.

Bryan Haft(5)
Vice President
DOB: 1/23/1965
Term of office since: 1998
Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

(2)

Mr.Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564623           1/2003